UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4764
Dreyfus Premier Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Municipal Bond Fund
January 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--104.0%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.5%
University of Alabama,
HR (Insured; MBIA)	5.75	9/1/10	3,000,000 a	3,284,130
Arizona--1.1%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,500,000	2,133,175
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	4,672,950
California--9.2%
California,
GO	5.63	5/1/10	2,530,000 a	2,739,990
California,
GO (Insured; MBIA)	4.25	8/1/33	10,975,000	10,054,856
California,
GO (Various Purpose)	5.25	11/1/27	5,000,000	5,171,150
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	11,375,000	11,510,590
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric Company)	5.90	6/1/14	12,710,000 b,c	14,822,656
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.88	6/1/13	2,170,000 a	2,693,100
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	1,920,000 a	2,385,082
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	5,000,000	4,793,400
Lincoln, Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project)	6.00	9/1/13	3,145,000 a	3,714,182
Colorado--4.3%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of

Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,187,450
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	45,000	45,976
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	2,760,000	2,975,915
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000	5,225,450
Murphy Creek Metropolitan District
Number Three, GO	6.00	12/1/26	1,540,000	1,391,190
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	8,250,000 a	9,444,353
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0.00	6/15/11	6,125,000 a	2,131,623
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	4,810,000	4,612,501
Connecticut--4.9%
Connecticut	5.75	6/15/11	8,000,000 b,c	8,632,440
Connecticut	5.50	12/15/15	7,400,000 b,c	8,641,424
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	1,810,000	1,898,853
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000 b	8,003,760
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,500,000	3,663,940
Florida--10.8%
Broward County Housing Finance
Authority, MFHR (Emerald Palms
Apartments Project)	5.60	7/1/21	1,935,000	1,972,055
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	1,014,680
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FSA)	5.00	7/1/21	1,250,000	1,313,850
Capital Projects Finance
Authority, Revenue (Capital
Projects Loan Program-AAAE
Airport Projects) (Insured;
MBIA)	5.25	6/1/14	1,485,000	1,608,210
Capital Projects Finance
Authority, Revenue (Capital
Projects Loan Program-AAAE
Airport Projects) (Insured;
MBIA)	5.00	6/1/20	1,465,000	1,513,316
Capital Projects Finance

Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; MBIA)	5.50	10/1/17	2,520,000	2,672,989
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	1,780,000	1,812,805
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/20	1,480,000	1,567,202
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,687,904
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,006,420
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000	1,044,250
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,530,420
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	6.00	11/15/11	2,500,000 a	2,823,025
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	8,215,000	8,306,515
Jacksonville,
Excise Taxes Revenue (Insured;
AMBAC)	5.38	10/1/19	3,450,000	3,742,353
Lee County Housing Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.30	3/1/29	115,000	116,661
Manatee County Housing Finance
Authority, SFMR
(Collateralized; GNMA)	5.85	11/1/33	1,165,000	1,213,056
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; FSA)	5.00	10/1/33	1,285,000	1,283,072
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000	2,839,345
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured;

FSA)	5.70	7/1/21	400,000	410,764
Miami-Dade County Housing Finance
Authority, MFMR (Miami Stadium
Apartments) (Insured; FSA)	5.40	8/1/21	1,275,000	1,301,392
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,012,440
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,211,496
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,840,000	2,869,280
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/32	1,000,000	1,000,370
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	953,000	953,477
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	1,715,000	1,758,818
Palm Bay,
Utility System Improvement
Revenue (Insured; FGIC)	0.00	10/1/20	1,845,000	1,061,392
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	474,610
Port Saint Lucie,
Stormwater Utility Revenue
(Insured; MBIA)	5.00	5/1/23	1,750,000	1,827,403
Port Saint Lucie,
Utility System Revenue
(Insured; MBIA)	0.00	9/1/33	4,000,000	994,720
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,680,000	1,688,534
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/21	1,095,000	1,175,614
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/26	1,000,000	1,046,140
Village Center Community
Development District, Utility
Revenue (Insured; MBIA)	5.25	10/1/23	1,000,000	1,073,020

Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,884,645
Winter Springs,
Water and Sewer Revenue
(Insured; MBIA)	5.00	4/1/20	1,585,000	1,674,949
Georgia--2.0%
College Park Business and
Industrial Development
Authority, Revenue (Civic
Center Project) (Insured;
AMBAC)	5.75	9/1/10	4,250,000 a	4,689,152
Georgia	5.25	7/1/10	5,000,000 a	5,347,750
Rockdale County Development
Authority, Project Revenue
(Visy Paper Project)	6.13	1/1/34	2,500,000	2,458,400
Illinois--3.7%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	1,745,000	1,772,431
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	5.50	12/1/42	7,845,000	8,390,620
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	87,000	87,116
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	184,728
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	7,500,000	7,684,275
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA)	5.50	6/15/23	5,000,000	5,377,450
Kansas--1.3%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	2,630,000	2,812,969
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,165,380
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,248,070
Kentucky--2.2%
Mount Sterling,

LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,562,435
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	7,150,500
Louisiana--1.2%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,510,000	1,539,762
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	5,000,000	5,154,050
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,000,000	1,010,400
Maryland--.3%
Maryland Energy Financing
Administration, SWDR
(Wheelabrator Water
Technologies Baltimore LLC
Projects)	6.45	12/1/16	2,100,000	2,125,200
Massachusetts--3.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,485,000	10,899,403
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,456,076
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/31	5,000,000	5,710,250
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	3,000,000 a	3,236,430
Michigan--5.3%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	5,079,150
Michigan Building Authority,
Revenue (Residual Certificates)	5.50	10/15/17	10,000,000 b,c	10,846,300
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,525,000	7,346,733
Pontiac Tax Increment Finance

Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/12	2,640,000 a	3,028,793
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000	627,019
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	6,235,500
Minnesota--3.5%
Chaska,
Electric Revenue	6.00	10/1/10	2,000,000 a	2,179,680
Minnesota Higher Education
Services Office, Supplemental
Student Loan Program Revenue
(Insured; MBIA)	5.85	11/1/41	11,600,000 d	11,600,000
Minnesota Housing Finance Agency,
SFMR	5.95	1/1/17	425,000	431,724
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	3,000,000	3,023,790
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	4,855,000	4,879,955
Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,800,000	1,863,882
Missouri--1.3%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,479,188
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	1,400,000	1,309,938
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.13	12/1/10	4,000,000 a	4,441,600
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	95,000	96,305
New Jersey--8.4%
New Jersey Economic Development

Authority, Revenue (Insured;
AMBAC)	5.25	6/15/15	4,990,000 b,c	5,440,946
New Jersey Economic Development
Authority, Revenue (Insured;
AMBAC)	5.25	6/15/16	4,990,000 b,c	5,440,946
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	6/15/11	10,000 a	10,904
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	6/15/11	10,000 a	10,904
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	10,000,000	10,231,100
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.50	1/1/10	6,000,000 a	6,360,780
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.00	1/1/11	12,700,000 b,c	13,951,903
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,135,000 a	6,218,999
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,645,000	4,809,822
New Mexico--1.1%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.38	4/1/22	1,430,000	1,461,002
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,320,150
New York--5.1%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	9,000,000	9,049,050
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,303,030
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	6.00	6/15/10	3,085,000 a	3,378,815
New York State Dormitory
Authority, Revenue (Columbia

University)	5.00	7/1/31	5,000,000	5,257,400
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA)	6.00	7/1/17	3,500,000	4,221,665
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,548,777
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	3,044,200
North Carolina--2.0%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,500,000	3,949,155
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,278,850
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.45	8/15/20	1,000,000	1,017,220
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	2,596,370
Ohio--5.9%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	16,000,000	16,442,880
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,208,950
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	7,000,000	7,570,920
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems
Project)	6.15	2/15/09	3,115,000 a	3,274,737
Hamilton County,
Sales Tax Refunding and
Improvement Bonds (Insured;
AMBAC)	0.00	12/1/25	14,865,000	6,247,759
Oklahoma--1.6%
McGee Creek Authority,
Water Revenue (Insured; MBIA)	6.00	1/1/13	6,880,000	7,442,440

Oklahoma Development Finance
Authority, Student Housing
Revenue (Seminole State
College Project)	5.13	9/1/36	3,000,000	2,736,330
Oregon--.6%
Portland,
Sewer System Revenue (Insured;
FGIC)	5.75	8/1/10	3,500,000 a	3,790,675
Pennsylvania--3.2%
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.85	4/20/36	4,210,000	4,415,448
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	5,000,000	4,916,350
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/28	9,375,000	10,682,156
South Carolina--2.6%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	10,900,000 a,b,c	12,357,330
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	4,000,000	4,052,160
Tennessee--2.8%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	8,355,000	8,262,427
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	8,000,000	7,471,840
Shelby County Health, Educational
and Housing Facility Board,
MFHR (Cameron at Kirby Parkway
and Stonegate Apartments)	7.25	7/1/23	2,685,000 e	268,956
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Saint Jude Children's
Research Hospital)	5.00	7/1/36	1,250,000	1,269,250
Texas--2.8%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	5,000,000 a	5,598,250

Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	4.95	5/15/33	3,200,000	3,055,424
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American
Airlines Inc.)	5.50	11/1/30	3,000,000	2,405,220
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	3,177,540
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,633,350
Virginia--.8%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	5,000,000	5,005,350
Washington--3.8%
Central Puget Sound Regional
Transit Authority, Sales Tax
Revenue (Insured; FSA)	5.00	11/1/32	10,000,000	10,426,500
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
MBIA)	7.13	7/1/16	10,425,000	13,146,029
West Virginia--1.0%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	3,500,000	3,468,500
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)	6.00	9/1/10	2,440,000 a	2,670,165
Wisconsin--3.9%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	4,435,000	4,553,060
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	13,350,000	13,931,259
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	5,786,605
U.S. Related--2.9%
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	385,000	385,112
Puerto Rico Commonwealth,

Public Improvement (Insured;
MBIA)	5.25	7/1/13	6,000,000	6,475,440
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.65	7/1/15	4,000,000	4,537,240
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/27	6,100,000	6,725,616
Total Long-Term Municipal Investments
(cost $631,747,712)				652,142,988
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.3%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey;
New Jersey Educational Facilities
Authority, Revenue (College of
New Jersey Issue) (Insured;
AMBAC and Liquidity Facility:
Bank of Nova Scotia and TD
Banknorth NA)
(cost $2,000,000)	5.08	2/7/08	2,000,000 [f]	2,000,000
Total Investments (cost $633,747,712)			104.3%	654,142,988
Liabilities, Less Cash and Receivables			(4.3%)	(27,041,839)
Net Assets			100.0%	627,101,149

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to $88,137,705 or 14.1% of net assets.
c	Collateral for floating rate borrowings.
d	Variable rate security--interest rate subject to periodic change.
e	Non-income producing security; interest payments in default.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Municipal Bond Fund
By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)